Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	$ (49,472)	$ (509,553)	$ (15,437)
Other comprehensive income (loss):
Unrealized holding gains (losses) on convertible note	150
Comprehensive income (loss)	$ (49,322)	$ (509,553)	$ (15,437)